LIQUIDITY, CAPITAL RESOURCES AND SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
LIQUIDITY, CAPITAL RESOURCES AND SUBSEQUENT EVENTS
LIQUIDITY, CAPITAL RESOURCES AND SUBSEQUENT EVENTS

NOTE 2 – LIQUIDITY, CAPITAL RESOURCES AND SUBSEQUENT EVENTS

LIQUIDITY AND CAPITAL RESOURCES

As of 31 December 2021, TORM’s cash and cash equivalents including restricted cash totaled USD 172m (2020: USD 136m; 2019: USD 72m), and undrawn and committed credit facilities amounted to USD 38m (2020: USD 132m; 2019: USD 173m). The undrawn and committed credit facilities consisted of a USD 38m leasing facility with BoComm Leasing. TORM had one newbuilding (2020: two; 2019: four) to be delivered in early 2022. The total outstanding CAPEX related to the newbuilding was USD 38m (2020: USD 86m; 2019: USD 51m) and is mainly financed by the committed BoComm Leasing facilities of USD 38m.

TORM has a Syndicated Facilities Agreement which includes a USD 177m Term Facility Agreement, a USD 57m Revolving Credit Facility and a drawn USD 45m Working Capital Facility with maturity in 2026. In 2021, TORM repaid USD 83m debt on eight MR vessels on the Term Facility Agreement and refinanced the vessels with a sale and leaseback agreement. In addition to the Syndicated Facilities, TORM has a USD 222m Term Facility Agreement with Danish Ship Finance with maturity in 2027. Further, TORM has a USD 59m Term Facility Agreement and a USD 26m Term Facility Agreement both with maturity in 2025, and a USD 25m Term Facility Agreement with maturity in 2026 with Hamburg Commercial Bank. TORM also has a Term Facility Agreement with China Export-Import Bank of USD 45m with maturity in 2030 and with KfW-IPEX Bank of USD 41m with maturity in 2032. The facility with China Export-Import Bank was partially repaid in 2021, and TORM refinanced two vessels with a sale and leaseback agreement with BoComm Leasing. As of 31 December 2021, the scheduled minimum payments on mortgage debt and bank loans in 2022 were USD 151m.

TORM has lease debt of a total USD 77m with various Japanese leasing providers, lease debt of a total USD 197m with BoComm Leasing and of USD 151m with China Development Bank Financial Leasing. The leasing facilities with BoComm Leasing consist of a USD 52m leasing facility expiring in 2025, a USD 7m leasing facility to finance scrubber and ballast water treatment systems expiring in 2024 and a leasing facility of USD 100m for financing three LR2 vessels. Two of the three LR2 vessels were refinanced from the loan facility with China Export-Import Bank and one of them was acquired by TORM in 2021. Further, TORM has a leasing facility with BoComm Leasing of USD 38m for the newbuilding LR2 vessel delivered in 2021 and a committed leasing facility to finance the remaining newbuilding on order. As of 31 December 2021, the scheduled minimum payments on lease agreements in 2022 were USD 37m.

TORM’s debt facilities include financial covenants related to:

●	Minimum liquidity (cash and cash equivalents minimum amount requirement at all times)
●	Minimum security value (loan-to-value for individual borrowings)
●	Equity ratio (minimum level)

During 2021, 2020 and 2019, TORM did not have any covenant breaches.

NOTE 2 – continued

SUBSEQUENT EVENTS

On 05 January 2022, TORM took delivery of the LR2 newbuilding vessel TORM Houston and subsequently sold the vessel to new owners in a sale and leaseback financing transaction which included purchase options for TORM.

On 06 January 2022, the MR vessel TORM Astrid was delivered upon completion of a sale and leaseback financing transaction which included purchase options for TORM.

On 15 February 2022, the Handysize vessel TORM Tevere was sold to new owners with expected delivery during the first half of 2022.

The geopolitical risk increased significantly following Russia’s invasion of Ukraine in February 2022. The sanctions imposed on Russia by the Western nations increased uncertainty on the general energy market, sending the price of crude oil to the highest level since 2014. The initial sanctions were not targeting the oil trade, however, the uncertainty and potential for re-routing of trade flows sent the crude tanker freight rates in the European markets upwards. Due to the continuous development and complexity of the situation, the impact on the tanker markets going forward is uncertain. Considering our current customer base, main suppliers and financial counterparties as well as covenants in our loan facilities, we do not expect any direct impact on our operations although we expect increased volatility in freight rates, bunker cost, foreign exchange rates, and vessel values.